Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Ifrs Statement [line items]
Entity Registrant Name	Andina Bottling Co Inc
Document Registration Statement	false
Entity Central Index Key	0000925261
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Series A Shares
Ifrs Statement [line items]
Entity Common Stock, Shares Outstanding	473,289,301
Series B Shares
Ifrs Statement [line items]
Entity Common Stock, Shares Outstanding	473,281,303